Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$ 93,470	$ 198,117	$ (193,778)
Cash Flows from Investing Activities:
Investments in short-term investments	(3,820,059)	(9,068,000)	(5,241,677)
Proceeds from redemption of short-term investments	6,110,000	10,269,677
Loans (made to) repaid from subsidiaries, VIE and VIE’s subsidiaries	(3,392,000)	(4,299,500)	1,475,310
Net Cash Used in Investing Activities	(1,102,059)	(3,097,823)	(3,766,367)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares in connection with direct offering, net off issuance cost		3,838,200
Net Cash Provided by Financing Activities		3,838,200
Net (decrease) increase in cash and cash equivalents	(1,008,589)	938,494	(3,960,145)
Cash and cash equivalents at beginning of year	1,088,565	150,071	4,110,216
Cash and cash equivalents at end of year	$ 79,976	$ 1,088,565	$ 150,071